Application of New Standards, Amendments and Interpretations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Summary of detailed information about lease liability explanatory	The reconciliation between operating lease commitments for the remaining lease payments under IAS 17 and lease liabilities recognized as of January 1, 2019 measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate is as follows:

	NT$000	US$000
Operating lease commitments disclosed by applying IAS 17 as at December 31, 2018	$78,102	$2,611
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018	48,781	1,631
Less: Short-term and low-value leases	(1,624)	(54)

Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019	$125,259	$4,188

Incremental borrowing interest rate at the date of initial application	1.85%~4.10%	1.85%~4.10%

Lease liabilities recognized as at January 1, 2019 by applying IFRS 16	$121,021	$4,046

Of which are:
Current lease liabilities	54,718	1,829
Non-current lease liabilities	66,303	2,217
	121,021	4,046

Summary of detailed information of effects on assets and lease liabilities on application of IFRS 16 explanatory
(e)	The impact on assets and liabilities as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	Carrying amount as of December 31, 2018	Adjustments arising from initial application	Adjusted carrying amount as of January 1, 2019
	NT$000	NT$000	NT$000
Property, plant and equipment	$158,245	( $46, 970)	$111,275
Right-of-use assets	—	119,991	119,991

Total effect on assets		$73,021

Total effect on assets (US$000)		$2,441

Finance le ase liabilities	$48,000	( $48,000)	$—
Lease liabilities	—	121,021	121,021

Total effect on liabilitie s		$73,021

Total effect on liabilities (US$000)		$2,441

Summary of expected impact of initial application of new standards endorsed by the FSC but not yet adopted by the group
Amendments to IFRSs which have been published but are not mandatory for the financial period ended December 31, 2019 are listed below:

New Standards, Interpretations and Amendments	Effective Date by International Accounting Standards Board (“IASB”)

Amendments to IAS 1 and IAS 8, ‘Disclosure Initiative-Definition of Material’	January 1, 2020

Amendments to IFRS 3, ‘Definition Of A Business’	January 1, 2020

Amendments to IFRS 9, IAS 39 and IFRS 7, ‘Interest Rate Benchmark Reform’	January 1, 2020

Amendments to IFRS 10 and IAS 28, ‘Sale Or Contribution Of Assets Between An Investor And Its Associate Or Joint Venture’	To be determined by IASB

IFRS 17, ‘Insurance Contracts’	January 1, 2021